Property and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2022	Jun. 27, 2021
Property and Equipment (Details) [Line Items]
Assets held for sale	$ 8,789	$ 686
Included liquor licenses	315	175
Acquired in real property	162,371	$ 43,137
Real Property [Member]
Property and Equipment (Details) [Line Items]
Acquired in real property	$ 8,474